Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	70,000,000	70,000,000
Common stock, shares outstanding	70,000,000	70,000,000